Payden Core Bond Fund

Schedule of Investments
- January 31, 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (8%
)
2,198,532 ACRES Commercial Realty Ltd. 2021-FL1
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.314% ) , 6.65% , 6/15/36 (a) (b) $ 2,154
1,196,600 Arbys Funding LLC 2020-1A 144A , 3.24% ,
7/30/50 (a) 1,104
2,735,052 CARS-DB4 LP 2020-1A 144A , 3.25% ,
2/15/50 (a) 2,408
3,225,000 Cologix Canadian Issuer LP 2022-1CAN 144A ,
4.94% , 1/25/52 CAD (a) (c) 2,224
3,570,500 Driven Brands Funding  LLC 2020-1A 144A ,
3.79% , 7/20/50 (a) 3,337
29 Exeter Automobile Receivables Trust 2021-2 ,
0.00% , 2/15/28 2,445
2,983,119 Flatiron CLO Ltd. 2018-1A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.212% ) ,
6.53% , 4/17/31 (a) (b) 2,987
2,107,867 JPMorgan Chase Bank N.A.-CACLN 2020-2
144A , 31.36% , 2/25/28 (a) 2,357
2,080,134 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A , 28.35% , 9/25/28 (a) 2,487
83,313 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A , 2.28% , 12/26/28 (a) 82
139,828 JPMorgan Chase Bank N.A.-CACLN 2021-3
144A , 2.10% , 2/26/29 (a) 136
2,000,000 Madison Park Funding XLVIII Ltd. 2021-48A
144A , ( 3 mo. Term Secured Overnight Financing
Rate + 2.262% ) , 7.57% , 4/19/33 (a) (b) 2,002
3,100,000 Neuberger Berman Loan Advisers Euro CLO
DAC 2021-2A 144A , ( 3 mo. EURIBOR +
1.030% ) , 4.97% , 4/15/34 EUR (a) (b) (c) 3,309
5,100,000 Ocean Trails CLO VII 2019-7A 144A , ( 3 mo.
Term Secured Overnight Financing Rate +
2.712% ) , 8.03% , 4/17/30 (a) (b) 5,065
4,611,566 OHA Loan Funding Ltd. 2013-1A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.352% ) , 6.67% , 7/23/31 (a) (b) 4,612
3,100,000 OneMain Financial Issuance Trust 2022-2A
144A , 4.89% , 10/14/34 (a) 3,082
4,015,334 Palmer Square CLO Ltd. 2014-1A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.392% ) , 6.71% , 1/17/31 (a) (b) 4,027
3,501,510 Palmer Square CLO Ltd. 2018-2A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.362% ) , 6.68% , 7/16/31 (a) (b) 3,507
2,236,800 Planet Fitness Master Issuer LLC 2019-1A 144A ,
3.86% , 12/05/49 (a) 2,019
3,663,563 Rockford Tower CLO Ltd. 2018-2A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.422% ) , 6.74% , 10/20/31 (a) (b) 3,671
3,100,000 RR Ltd. 2022-24A 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 1.730% ) , 7.08% ,
1/15/36 (a) (b) 3,113
1,341,985 Santander Bank Auto Credit-Linked Notes 2022-
A 144A , 5.28% , 5/15/32 (a) 1,333
429,410 Santander Bank Auto Credit-Linked Notes 2022-
B 144A , 6.79% , 8/16/32 (a) 429
2,200,000 Santander Bank Auto Credit-Linked Notes 2023-
B 144A , 6.66% , 12/15/33 (a) 2,218
1,350,000 Santander Bank Auto Credit-Linked Notes 2023-
B 144A , 8.41% , 12/15/33 (a) 1,360
536,894 Santander Bank N.A.-SBCLN 2021-1A 144A ,
1.83% , 12/15/31 (a) 524
Principal
or Shares Security Description
Value
(000)
12,800 Santander Drive Auto Receivables Trust 2023-S1
144A , 0.00% , 4/18/28 (a) $ 2,261
5,100,000 Symphony CLO XXIV Ltd. 2020-24A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
2.512% ) , 7.83% , 1/23/32 (a) (b) 5,104
3,850,000 TierPoint Issuer LLC 2023-1A 144A , 6.00% ,
6/25/53 (a) 3,749
3,388,125 Zaxby's Funding LLC 2021-1A 144A , 3.24% ,
7/30/51 (a) 2,987
Total Asset Backed (Cost - $77,727)
76,093
Bank Loans(d) (1%
)
2,792,821 Frontier Communications Corp. Term Loan
B-EXIT 1L , ( 1 mo. Term Secured Overnight
Financing Rate + 3.750% ) , 9.20% , 10/08/27 2,766
2,800,000 Ineos U.S. Petrochem LLC Term Loan B 1L , ( 1
mo. Term Secured Overnight Financing Rate +
3.250% ) , 9.68% , 3/09/29 2,789
2,940,579 Tacala Investment Corp. Term Loan B 1L , ( 1
mo. Term Secured Overnight Financing Rate +
4.250% ) , 9.47% , 2/05/27 2,948
2,800,000 Verde Purchaser LLC Term Loan B 1L , ( 3 mo.
Term Secured Overnight Financing Rate +
4.000% ) , 10.35% , 11/17/30 2,746
Total Bank Loans (Cost - $11,101)
11,249
Corporate Bond (29%
)
1,240,000 3R Lux Sarl 144A , 9.75% , 2/05/31 (a) 1,238
3,319,515 Acwa Power Management And Investments One
Ltd. 144A , 5.95% , 12/15/39 (a) 3,214
2,250,000 Ally Financial Inc. , ( U.S. Secured Overnight
Financing Rate + 2.820% ) , 6.85% , 1/03/30 (b) 2,324
1,800,000 Ambipar Lux Sarl 144A , 9.88% , 2/06/31 (a) 1,791
2,550,000 Ameren Corp. , 5.70% , 12/01/26 2,608
2,730,178 American Airlines Pass-Through Trust 2019-1,
AA , 3.15% , 2/15/32 2,419
1,800,000 American Express Co. , ( Secured Overnight
Financing Rate + 1.280% ) , 5.28% , 7/27/29 (b) 1,834
3,150,000 American Express Co. , ( U.S. Secured Overnight
Financing Rate + 1.930% ) , 5.63% , 7/28/34 (b) 3,237
1,975,000 American Honda Finance Corp. , 5.13% , 7/07/28 2,020
4,350,000 American Tower Corp. , 2.30% , 9/15/31 3,601
2,400,000 AmFam Holdings Inc. 144A , 3.83% , 3/11/51 (a) 1,443
1,250,000 Anglo American Capital PLC 144A , 5.50% ,
5/02/33 (a) 1,251
3,600,000 ASB Bank Ltd. 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.250% ) , 5.28% , 6/17/32 (a) (b) 3,559
2,225,000 Ashtead Capital Inc. 144A , 5.55% , 5/30/33 (a) 2,208
2,100,000 Augustar Life Insurance Co. 144A , 6.88% ,
6/15/42 (a) 1,947
4,000,000 Australia & New Zealand Banking Group Ltd.
144A , 4.40% , 5/19/26 (a) 3,911
2,200,000 Banco Santander SA , ( 1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.900% ) , 1.72% , 9/14/27 (b) 1,996
2,625,000 Bank of America Corp. , ( U.S. Secured Overnight
Financing Rate + 1.290% ) , 5.08% , 1/20/27 (b) 2,627
2,000,000 Bank of America Corp. , ( 3 mo. Term Secured
Overnight Financing Rate + 1.322% ) , 3.56% ,
4/23/27 (b) 1,933
2,800,000 Bank of Nova Scotia , 1.30% , 6/11/25 2,666
4,050,000 Bank of Nova Scotia , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.017% ) , 8.00% , 1/27/84 (b) 4,124

Payden Mutual Funds
Payden Core Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
2,100,000 Barclays PLC , ( U.S. Secured Overnight Financing
Rate + 2.210% ) , 5.83% , 5/09/27 (b) $ 2,119
2,330,000 Blackstone Secured Lending Fund , 2.75% ,
9/16/26 2,149
3,230,000 Blue Owl Capital Corp. , 5.25% , 4/15/24 3,223
2,100,000 Blue Owl Capital Corp. , 3.75% , 7/22/25 2,030
2,700,000 BP Capital Markets America Inc. , 4.81% ,
2/13/33 2,699
3,680,000 Broadcom Inc. 144A , 4.93% , 5/15/37 (a) 3,552
2,200,000 Buffalo Energy Mexico Holdings/Buffalo Energy
Infrastructure/Buffalo Energy 144A , 7.88% ,
2/15/39 (a) 2,280
1,375,000 Capital One Financial Corp. , ( U.S. Secured
Overnight Financing Rate + 3.070% ) , 7.62% ,
10/30/31 (b) 1,519
2,675,000 Charles Schwab Corp. G , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.971% ) , 5.38% (b) (e) 2,644
4,050,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 4.40% ,
12/01/61 2,725
1,000,000 Civitas Resources Inc. 144A , 8.63% ,
11/01/30 (a) 1,067
2,400,000 Civitas Resources Inc. 144A , 8.75% , 7/01/31 (a) 2,554
2,100,000 Comcast Corp. , 5.35% , 5/15/53 2,142
5,750,000 Corebridge Financial Inc. , 3.90% , 4/05/32 5,185
2,450,000 Credit Agricole SA 144A , 5.51% , 7/05/33 (a) 2,548
3,750,000 CubeSmart LP , 2.00% , 2/15/31 3,054
2,000,000 Daimler Truck Finance North America LLC
144A , 5.40% , 9/20/28 (a) 2,046
1,625,000 Dell International LLC/EMC Corp. , 5.75% ,
2/01/33 (f) 1,707
2,250,000 Deutsche Bank AG , ( U.S. Secured Overnight
Financing Rate + 1.219% ) , 2.31% , 11/16/27 (b) 2,060
2,000,000 Diamondback Energy Inc. , 4.25% , 3/15/52 1,608
1,165,000 Dignity Health , 4.50% , 11/01/42 1,010
4,675,000 Duquesne Light Holdings Inc. 144A , 2.78% ,
1/07/32 (a) 3,770
1,600,000 Electricidad Firme de Mexico Holdings SA de
CV 144A , 4.90% , 11/20/26 (a) 1,484
900,000 Elevance Health Inc. , 5.13% , 2/15/53 881
3,000,000 Energy Transfer LP , 5.25% , 4/15/29 3,033
2,175,000 Energy Transfer LP , 5.75% , 2/15/33 2,229
2,670,000 Equinix Inc. , 1.80% , 7/15/27 2,423
3,550,000 Equinix Inc. , 2.50% , 5/15/31 3,017
6,325,000 Extra Space Storage LP , 2.20% , 10/15/30 5,271
2,700,000 Federation des Caisses Desjardins du Quebec
144A , 2.05% , 2/10/25 (a) 2,616
203,650 Fermaca Enterprises S de RL de CV 144A ,
6.38% , 3/30/38 (a) 198
2,200,000 Fifth Third Bank N.A. , ( Secured Overnight
Financing Rate + 1.230% ) , 5.85% , 10/27/25 (b) 2,203
2,850,000 Ford Motor Credit Co. LLC , 5.80% , 3/05/27 2,869
2,500,000 FS KKR Capital Corp. 144A , 4.25% , 2/14/25 (a) 2,452
3,350,000 General Motors Co. , 5.60% , 10/15/32 (f) 3,399
2,750,000 General Motors Financial Co. Inc. , 2.35% ,
1/08/31 2,282
748,000 Geopark Ltd. 144A , 5.50% , 1/17/27 (a) 667
3,475,000 Glencore Funding LLC 144A , 3.88% , 4/27/51 (a) 2,666
3,850,000 GLP Capital LP/GLP Financing II Inc. , 4.00% ,
1/15/31 3,428
4,055,000 Goldman Sachs Group Inc. , 2.60% , 2/07/30 3,569
1,750,000 Grupo Axo SAPI de CV 144A , 5.75% ,
6/08/26 (a) 1,637
Principal
or Shares Security Description
Value
(000)
2,050,000 HCA Inc. , 5.90% , 6/01/53 $ 2,088
2,000,000 Healthpeak OP LLC , 5.25% , 12/15/32 2,006
2,100,000 HSBC Holdings PLC , ( U.S. Secured Overnight
Financing Rate + 2.390% ) , 6.25% , 3/09/34 (b) (f) 2,231
2,700,000 Hyundai Capital America 144A , 1.80% ,
1/10/28 (a) 2,397
2,650,000 International Petroleum Corp. 144A , 7.25% ,
2/01/27 (a) (g) 2,573
2,900,000 Intesa Sanpaolo SpA 144A , ( 1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.900% ) , 7.78% , 6/20/54 (a) (b) 2,974
3,100,000 Invitation Homes Operating Partnership LP ,
4.15% , 4/15/32 2,849
1,337,000 JAB Holdings BV 144A , 2.20% , 11/23/30 (a) 1,080
2,575,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 1.070% ) , 5.55% , 12/15/25 (b) 2,577
2,100,000 Kinder Morgan Inc. , 5.30% , 12/01/34 2,085
810,000 Kosmos Energy Ltd. 144A , 7.13% , 4/04/26 (a) 780
3,000,000 Lennar Corp. , 4.75% , 11/29/27 2,994
4,100,000 Lockheed Martin Corp. , 5.25% , 1/15/33 4,297
4,850,000 Macquarie Bank Ltd. 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700% ) , 3.05% , 3/03/36 (a) (b) 3,959
2,750,000 Macquarie Group Ltd. 144A , ( 3 mo. LIBOR
USD + 1.372% ) , 3.76% , 11/28/28 (a) (b) 2,584
1,825,000 Micron Technology Inc. , 5.30% , 1/15/31 1,845
2,125,000 Minerva Luxembourg SA 144A , 8.88% ,
9/13/33 (a) 2,230
1,525,000 Morgan Stanley , ( U.S. Secured Overnight
Financing Rate + 1.295% ) , 5.05% , 1/28/27 (b) 1,530
2,000,000 Morgan Stanley , ( 3 mo. Term Secured Overnight
Financing Rate + 1.890% ) , 4.43% , 1/23/30 (b) 1,950
1,300,000 Nationwide Mutual Insurance Co. 144A , 9.38% ,
8/15/39 (a) 1,727
2,800,000 NextEra Energy Capital Holdings Inc. , 5.25% ,
2/28/53 2,699
1,500,000 Northwell Healthcare Inc. , 4.26% , 11/01/47 1,266
1,550,000 ONEOK Inc. , 5.80% , 11/01/30 1,612
4,400,000 Oracle Corp. , 6.25% , 11/09/32 4,748
1,450,000 Pacific Life Insurance Co. 144A , 9.25% ,
6/15/39 (a) 1,932
2,750,000 Patterson-UTI Energy Inc. , 7.15% , 10/01/33 2,940
1,695,000 PBF Holding Co. LLC/PBF Finance Corp. ,
6.00% , 2/15/28 (f) 1,658
2,200,000 Permian Resources Operating LLC 144A , 9.88% ,
7/15/31 (a) 2,438
2,420,000 Petroleos Mexicanos , 6.49% , 1/23/27 2,276
2,500,000 Petroleos Mexicanos , 5.95% , 1/28/31 1,975
2,850,000 Pfizer Investment Enterprises Pte Ltd. , 4.75% ,
5/19/33 2,848
2,475,000 Phillips Edison Grocery Center Operating
Partnership I LP , 2.63% , 11/15/31 2,021
2,350,000 Regal Rexnord Corp. 144A , 6.40% , 4/15/33 (a) 2,444
3,900,000 Royal Bank of Canada , 5.00% , 2/01/33 3,903
2,750,000 Simon Property Group LP , 6.25% , 1/15/34 2,978
3,575,000 Stellantis Finance U.S. Inc. 144A , 2.69% ,
9/15/31 (a) 2,996
3,292,997 Tierra Mojada Luxembourg II Sarl 144A , 5.75% ,
12/01/40 (a) 2,879
2,425,000 Tucson Electric Power Co. , 5.50% , 4/15/53 2,464
1,000,000 UBS Group AG 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.758% ) , 9.25% (a) (b) (e) 1,092

Principal
or Shares Security Description
Value
(000)
2,800,000 UBS Group AG 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.745% ) , 9.25% (a) (b) (e) $ 3,002
1,450,000 UBS Group AG 144A , ( 1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.800% ) , 6.25% , 9/22/29 (a) (b) 1,512
1,400,000 UBS Group AG 144A , ( 1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.520% ) , 5.43% , 2/08/30 (a) (b) 1,411
2,000,000 UBS Group AG 144A , ( U.S. Secured
Overnight Financing Rate + 5.020% ) , 9.02% ,
11/15/33 (a) (b) 2,460
1,450,000 Var Energi ASA 144A , 7.50% , 1/15/28 (a) 1,541
3,000,000 Vistra Operations Co. LLC 144A , 3.70% ,
1/30/27 (a) 2,861
2,170,000 Vistra Operations Co. LLC 144A , 4.30% ,
7/15/29 (a) 2,052
1,250,000 Vital Energy Inc. , 9.75% , 10/15/30 1,329
3,400,000 VMware LLC , 2.20% , 8/15/31 2,809
3,375,000 Warnermedia Holdings Inc. , 5.14% , 3/15/52 2,903
2,035,000 WEA Finance LLC 144A , 4.63% , 9/20/48 (a) (f) 1,408
1,900,000 Wells Fargo & Co. , ( U.S. Secured Overnight
Financing Rate + 2.100% ) , 2.39% , 6/02/28 (b) 1,754
350,000 Western Midstream Operating LP , 6.35% ,
1/15/29 366
1,350,000 Western Midstream Operating LP , 6.15% ,
4/01/33 1,393
3,150,000 Williams Cos. Inc. , 5.30% , 8/15/28 3,211
Total Corporate Bond (Cost - $290,100)
275,903
Foreign Government (2%
)
900,000 Bermuda Government International Bond 144A ,
3.38% , 8/20/50 (a) 610
2,650,000 Chile Government International Bond , 4.13% ,
7/05/34 EUR (c) 2,898
1,650,000 Costa Rica Government International Bond
144A , 6.55% , 4/03/34 (a) 1,693
5,270,000 CPPIB Capital Inc. 144A , 1.95% , 9/30/29
CAD (a) (c) 3,557
2,020,000 Ivory Coast Government International Bond
144A , 8.25% , 1/30/37 (a) 2,017
3,200,000 Municipal Finance Authority of British , 2.55% ,
10/09/29 CAD (c) 2,227
2,000,000 Paraguay Government International Bond 144A ,
5.85% , 8/21/33 (a) (f) 1,994
2,825,000 Republic of Uzbekistan International Bond
144A , 3.90% , 10/19/31 (a) 2,302
4,650,000 Romanian Government International Bond
144A , 2.00% , 4/14/33 EUR (a) (c) 3,832
Total Foreign Government (Cost - $24,117)
21,130
Mortgage Backed (36%
)
4,125,000 BX Commercial Mortgage Trust 2021-VOLT
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 2.514% ) , 7.85% , 9/15/36 (a) (b) 4,051
1,856,810 BX Commercial Mortgage Trust 2021-SOAR
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.914% ) , 7.25% , 6/15/38 (a) (b) 1,830
4,100,000 Connecticut Avenue Securities Trust 2019-HRP1
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 9.364% ) , 14.71% ,
11/25/39 (a) (b) 4,615
2,050,000 DC Commercial Mortgage Trust 2023-DC 144A ,
6.31% , 9/12/40 (a) 2,131
Principal
or Shares Security Description
Value
(000)
3,844,186 Eagle RE Ltd. 2021-2 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.050% ) , 7.39% , 4/25/34 (a) (b) $ 3,851
1,685,953 Fannie Mae Connecticut Avenue Securities
2016-C02 , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 12.364% ) , 17.71% ,
9/25/28 (b) 1,985
1,729,702 Fannie Mae Connecticut Avenue Securities
2016-C04 , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 10.364% ) , 15.71% ,
1/25/29 (b) 1,981
497,541 Fannie Mae Connecticut Avenue Securities
2016-C05 , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 10.864% ) , 16.21% ,
1/25/29 (b) 569
2,661,797 Fannie Mae-Aces 2018-M13 , 3.86% , 9/25/30 (h) 2,563
1,642,000 FHLMC Multifamily Structured Pass-Through
Certificates KG01 , 2.94% , 4/25/29 1,530
592,512 FN 254766 30YR , 5.00% , 6/01/33 598
298,147 FN 725027 30YR , 5.00% , 11/01/33 301
582,877 FN 725423 30YR , 5.50% , 5/01/34 600
557,934 FN 725424 30YR , 5.50% , 4/01/34 574
458,382 FN 995203 30YR , 5.00% , 7/01/35 463
840,437 FN AS7170 30YR , 3.50% , 5/01/46 779
2,167,352 FN AS8305 30YR , 3.00% , 11/01/46 1,938
1,501,915 FN AY4200 30YR , 3.00% , 5/01/45 1,356
1,518,685 FN AZ7336 30YR , 3.50% , 11/01/45 1,409
2,240,745 FN BC1520 30YR , 3.50% , 8/01/46 2,076
638,811 FN BC2521 30YR , 3.50% , 1/01/46 598
5,144,945 FN BC8998 30YR , 3.00% , 11/01/46 4,601
313,919 FN BK4740 30YR , 4.00% , 8/01/48 301
2,529,635 FN BM2007 30YR , 4.00% , 9/01/48 2,426
2,451,739 FN BP6345 30YR , 3.00% , 6/01/50 2,166
3,041,633 FN BP6626 30YR , 2.00% , 8/01/50 2,472
6,415,816 FN BV7937 30YR , 4.00% , 8/01/52 6,044
1,189,229 FN CA3666 30YR , 4.00% , 6/01/49 1,144
3,265,992 FN CA6314 30YR , 3.00% , 7/01/50 2,865
2,339,709 FN CA6739 30YR , 3.00% , 8/01/50 2,067
5,910,795 FN CB2542 30YR , 2.50% , 1/01/52 4,987
7,137,546 FN CB2759 30YR , 3.00% , 2/01/52 6,255
4,662,320 FN CB2839 30YR , 2.00% , 2/01/52 3,805
5,765,272 FN CB3258 30YR , 3.50% , 4/01/52 5,252
4,604,765 FN CB3622 30YR , 4.00% , 5/01/52 4,338
6,779,879 FN CB4127 30YR , 4.50% , 7/01/52 6,558
6,821,157 FN CB4794 30YR , 4.50% , 10/01/52 6,600
4,361,850 FN CB5106 30YR , 5.00% , 11/01/52 4,312
2,386,448 FN FM1717 30YR , 3.50% , 12/01/45 2,233
2,341,676 FN FM2897 30YR , 3.00% , 2/01/48 2,103
2,171,925 FN FM3162 30YR , 3.00% , 11/01/46 1,973
1,599,535 FN FM4754 30YR , 3.50% , 7/01/47 1,496
456,591 FN FM4990 30YR , 5.00% , 7/01/47 461
2,720,569 FN FM4994 30YR , 2.00% , 12/01/50 2,228
2,303,538 FN FM7194 30YR , 2.50% , 3/01/51 1,967
4,680,454 FN FM7418 30YR , 2.50% , 6/01/51 3,996
2,607,540 FN FM7494 30YR , 3.00% , 6/01/51 2,289
6,616,580 FN FM9195 30YR , 2.50% , 10/01/51 5,623
3,480,154 FN FM9218 30YR , 2.00% , 10/01/51 2,825
1,557,109 FN FM9750 30YR , 3.00% , 4/01/48 1,410
6,216,670 FN FS0287 30YR , 2.00% , 1/01/52 5,075
6,252,032 FN FS0349 30YR , 2.00% , 1/01/52 5,105
6,210,254 FN FS0439 30YR , 2.50% , 1/01/52 5,262
5,642,387 FN FS2653 30YR , 4.00% , 8/01/52 5,315
4,508,180 FN FS3111 30YR , 5.00% , 9/01/52 4,457
3,174,743 FN FS3838 30YR , 4.00% , 5/01/49 3,058
3,325,044 FN FS4931 30YR , 6.00% , 6/01/53 3,373

Payden Mutual Funds
Payden Core Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
1,225,472 FN FS5493 30YR , 2.50% , 7/01/52 $ 1,034
156,517 FN MA2929 30YR , 3.50% , 3/01/47 145
7,434,911 FN MA3238 30YR , 3.50% , 1/01/48 6,887
5,425,505 FN MA4413 30YR , 2.00% , 9/01/51 4,394
8,244,822 FN MA4437 30YR , 2.00% , 10/01/51 6,675
5,489,001 FN MA4465 30YR , 2.00% , 11/01/51 4,445
5,318,495 FN MA4548 30YR , 2.50% , 2/01/52 4,487
2,970,187 FN MA4761 30YR , 5.00% , 9/01/52 2,937
4,800,800 FN MA4785 30YR , 5.00% , 10/01/52 4,746
1,009,004 FN MA4807 30YR , 5.50% , 11/01/52 1,015
6,334,550 FN MA4842 30YR , 5.50% , 12/01/52 6,367
2,090,400 FN MA4869 30YR , 5.50% , 1/01/53 2,097
5,214,660 FN MA5040 30YR , 6.00% , 6/01/53 5,288
1,270,000 FNCL , 3.00% , 2/01/54 30YR TBA (i) 1,112
2,780,000 FNCL , 5.50% , 2/01/54 30YR TBA (i) 2,788
1,430,000 FNCL , 4.00% , 3/15/54 30YR TBA (i) 1,346
701,177 FR RA3728 30YR , 2.00% , 10/01/50 574
4,821,388 FR RA4531 30YR , 2.50% , 2/01/51 4,111
6,023,610 FR RA5276 30YR , 2.50% , 5/01/51 5,120
7,114,931 FR RA7778 30YR , 4.50% , 8/01/52 6,883
4,584,497 FR RA8415 30YR , 5.50% , 1/01/53 4,609
5,537,842 FR RA8647 30YR , 4.50% , 5/01/53 5,357
4,258,247 FR SB8509 15YR , 2.00% , 1/01/36 3,852
6,563,835 FR SD0729 30YR , 2.00% , 10/01/51 5,342
5,672,117 FR SD1035 30YR , 4.00% , 5/01/52 5,346
4,115,639 FR SD2184 30YR , 6.00% , 1/01/53 4,178
6,103,484 FR SD7537 30YR , 2.00% , 3/01/51 4,986
2,674,815 FR SD8106 30YR , 2.00% , 11/01/50 2,173
2,681,593 FR SD8245 30YR , 4.50% , 9/01/52 2,594
1,374,557 FR ZA4718 30YR , 3.00% , 10/01/46 1,229
630,322 FR ZS9382 30YR , 3.00% , 9/01/43 572
2,458,440 FR ZT0534 30YR , 3.50% , 12/01/47 2,291
2,738,099 FR ZT1159 , 3.50% , 2/01/44 2,543
1,228,216 Freddie Mac STACR Debt Notes 2017-DNA1 ,
( U.S. Secured Overnight Financing Rate Index
30day Average + 10.114% ) , 15.46% , 7/25/29 (b) 1,413
2,012,236 G2 4853 30YR , 4.00% , 11/20/40 1,964
831,085 G2 5174 30YR , 4.00% , 9/20/41 811
198,202 G2 5233 30YR , 4.00% , 11/20/41 193
3,621,153 G2 785219 30YR , 2.00% , 12/20/50 2,968
475,803 G2 MA2522 30YR , 4.00% , 1/20/45 463
1,370,452 G2 MA3663 30YR , 3.50% , 5/20/46 1,281
3,664,172 G2 MA3802 30YR , 3.00% , 7/20/46 3,317
274,298 G2 MA4126 30YR , 3.00% , 12/20/46 249
1,211,201 G2 MA4510 30YR , 3.50% , 6/20/47 1,131
2,924,753 G2 MA5265 30YR , 4.50% , 6/20/48 2,885
2,422,727 G2 MA6930 30YR , 2.00% , 10/20/50 2,019
9,480,617 G2 MA7472 30YR , 2.50% , 7/20/51 8,207
710,313 G2 MA7473 30YR , 3.00% , 7/20/51 636
6,963,027 G2 MA7706 30YR , 3.00% , 11/20/51 6,231
4,129,404 G2 MA7766 30YR , 2.00% , 12/20/51 3,441
2,928,012 G2 MA8044 30YR , 3.50% , 5/20/52 2,701
6,806,294 G2 MA8200 30YR , 4.00% , 8/20/52 6,466
6,560,000 G2SF , 6.00% , 2/15/39 30YR TBA (i) 6,661
6,820,000 G2SF , 6.50% , 2/15/39 30YR TBA (i) 6,972
2,447,524 GN 783716 30YR , 3.00% , 2/15/43 2,237
3,119,619 GN 785986 30YR , 3.00% , 10/15/51 2,789
315,517 GN AA5452 30YR , 3.50% , 7/15/42 299
1,148,772 Last Mile Logistics Pan Euro Finance DAC 1A
144A , ( 3 mo. EURIBOR + 1.900% ) , 5.89% ,
8/17/33 EUR (a) (b) (c) 1,189
13,143,852 Morgan Stanley Capital I Trust 2018-H3 , 0.96% ,
7/15/51 (h) 357
147,019 Nationstar Mortgage Loan Trust 2013-A 144A ,
3.75% , 12/25/52 (a) (h) 137
Principal
or Shares Security Description
Value
(000)
293,808 New Residential Mortgage Loan Trust 2014-3A
144A , 3.75% , 11/25/54 (a) (h) $ 277
1,300,000 STACR Trust 2018-HRP2 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 10.614% ) , 15.96% , 2/25/47 (a) (b) 1,596
2,200,000 TRTX Issuer Ltd. 2021-FL4 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.514% ) ,
7.85% , 3/15/38 (a) (b) 1,983
Total Mortgage Backed (Cost - $367,104)
350,636
Municipal (4%
)
10,500,000 California Earthquake Authority A , 5.60% ,
7/01/27 10,643
3,900,000 California Health Facilities Financing Authority ,
2.86% , 6/01/31 3,475
1,150,000 California Pollution Control Financing
Authority , AMT 144A , 7.50% , 12/01/39 (a) (j) 12
3,580,000 City of San Francisco CA Public Utilities
Commission Water Revenue E , 2.83% , 11/01/41 2,753
2,565,000 Compton Community College District B ,
3.46% , 8/01/38 (k) 2,136
3,285,000 Golden State Tobacco Securitization Corp. B ,
2.75% , 6/01/34 (k) 2,759
5,265,000 Los Angeles Community College District ,
1.17% , 8/01/26 4,895
4,680,000 New York State Dormitory Authority C , 1.54% ,
3/15/27 4,295
3,000,000 Redondo Beach Community Financing Authority
A , 1.98% , 5/01/29 2,625
4,000,000 State of California , 3.38% , 4/01/25 3,939
1,495,000 State of California , 7.55% , 4/01/39 1,876
2,025,000 Texas Natural Gas Securitization Finance Corp. ,
5.17% , 4/01/41 2,112
365,000 University of California J , 3.26% , 5/15/24 363
Total Municipal (Cost - $45,773)
41,883
U.S. Government Agency (1%
)
6,000,000 FHLB , 1.80% , 2/04/36 4,246
4,280,000 Tennessee Valley Authority , 5.25% , 9/15/39 4,538
Total U.S. Government Agency (Cost - $9,154)
8,784
U.S. Treasury (17%
)
3,100,000 U.S. Treasury Bill , 5.30% , 3/14/24 (l) 3,081
6,600,000 U.S. Treasury Bill , 5.17% , 6/27/24 (l) 6,465
28,479,000 U.S. Treasury Bond , 2.50% , 2/15/46 20,980
15,410,000 U.S. Treasury Bond , 3.00% , 2/15/49 (m) (n) 12,249
26,859,000 U.S. Treasury Bond , 2.38% , 11/15/49 18,762
11,125,000 U.S. Treasury Bond , 2.00% , 2/15/50 7,106
22,970,000 U.S. Treasury Bond , 2.38% , 5/15/51 15,904
1,450,000 U.S. Treasury Bond , 4.00% , 11/15/52 1,393
4,180,000 U.S. Treasury Bond , 3.63% , 5/15/53 3,757
1,470,000 U.S. Treasury Bond , 4.13% , 8/15/53 1,446
25,489,632 U.S. Treasury Inflation Indexed Notes , 1.25% ,
4/15/28 24,965
14,002,489 U.S. Treasury Inflation Indexed Notes , 1.38% ,
7/15/33 13,654
9,780,000 U.S. Treasury Note , 4.50% , 9/30/28 10,083
4,880,000 U.S. Treasury Note , 3.63% , 5/31/30 4,834
3,540,000 U.S. Treasury Note , 4.25% , 8/31/30 3,581
17,810,000 U.S. Treasury Note , 3.88% , 8/15/33 17,707
Total U.S. Treasury (Cost - $206,100)
165,967
Investment Company (4%
)
16,333,294 Payden Cash Reserves Money Market Fund* 16,333
1,535,844 Payden Emerging Market Corporate Bond Fund* 13,193

Principal
or Shares Security Description
Value
(000)
1,780,083 Payden Emerging Markets Local Bond Fund* $ 8,562
Total Investment Company (Cost - $38,038)
38,088
Purchased Swaptions  (0%
)
Total Purchased Swaptions (Cost - $163) 16
Total Investments (Cost - $1,069,377) (102%)
989,749
Liabilities in excess of Other Assets (-2%)
(18,741)
Net Assets (100%) $ 971,008
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2024.
(c) Principal in foreign currency.
(d) Floating rate security. The rate shown reflects the rate in effect at January 31,
2024. The stated maturity is subject to prepayments.
(e) Perpetual security with no stated maturity date.
(f) All or a portion of these securities are on loan. At January 31, 2024, the total market value of the Fund’s securities on loan is $7,933 and the total market value of the collateral held by the Fund is $8,264. Amounts in 000s.
(g) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(h) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(i) Security was purchased on a delayed delivery basis.
(j) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(k) Payment of principal and/or interest is insured against default by a monoline insurer.
(l) Yield to maturity at time of purchase.
(m) All or a portion of the security is pledged to cover futures contract margin requirements.
(n) All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
Purchased Swaptions
Description Counterparty
Notional
Amount
(000s)
Expiration
Date
Value
(000s) Call/Put
Purchased Swaptions - 0.0%
Protection Bought (Relevant Credit: Markit CDX,
North America High Yield Series 41 Index), Pay 5%
Quarterly, Receive upon credit default Barclays Bank PLC $ 45,100 02/21/2024 $ 16 Put
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Depreciation
(000s)
Liabilities:
USD 18,776 EUR  17,445 Citibank, N.A. 03/18/2024 $ (115)
USD 11,157 CAD  15,043 HSBC Bank USA, N.A. 03/18/2024 (39)
Net Unrealized Depreciation
$(154)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Long Bond Future 52 Mar-24 $ 6,362 $ 387 $ 387
U.S. Treasury 2-Year Note Future 929 Mar-24 191,055 1,809 1,809
U.S. Ultra Bond Future 69 Mar-24 8,916 82 82
a a
2,278
Short Contracts:
U.S. Treasury 10-Year Ultra Future 180 Mar-24 (21,038) (46) (46)

Payden Mutual Funds
Payden Core Bond Fund
continued
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
U.S. Treasury 5-Year Note Future 812 Mar-24 $ (88,013) $ (1,612) $ (1,612)
a a
(1,658)
Total Futures
$620
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
Protection Bought (Relevant Credit: Markit CDX, North
America High Yield Series 41 Index), Pay 5% Quarterly,
Receive upon credit default 12/20/2028 $17,355 $(1,067) $(126) $(941)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year SOFR Swap, Receive Variable 0.0000%
(SOFRRATE) Annually, Pay Fixed 2.7375% Annually 08/30/2034 $ 15,900 $1,000 $– $1,000
10-Year SOFR Swap, Receive Variable 0.0000%
(SOFRRATE) Annually, Pay Fixed 2.9360% Annually 06/28/2034 15,985 777 – 777
10-Year SOFR Swap, Receive Variable 0.0000%
(SOFRRATE) Annually, Pay Fixed 3.2815% Annually 02/27/2035 15,600 250 – 250
2-Year SOFR Swap, Receive Fixed 2.7400% Annually, Pay
Variable 0.0000% (SOFRRATE) Annually 08/30/2026 71,500 (1,067) – (1,067)
2-Year SOFR Swap, Receive Fixed 2.8300% Annually, Pay
Variable 0.0000% (SOFRRATE) Annually 06/29/2026 71,425 (1,125) – (1,125)
2-Year SOFR Swap, Receive Fixed 3.3330% Annually, Pay
Variable 0.0000% (SOFRRATE) Annually 02/27/2027 67,700 30 – 30
$(135) $– $(135)